Commitments and Continegencies (Details) - 12 months ended Dec. 31, 2024	USD ($)	JPY (¥)
Commitments and Continegencies [Abstract]
Payment to right to use trademark	$ 48,000	¥ 7,500,000
Commitments remained outstanding	$ 5,120